Share-Based Compensation (Details 6)	12 Months Ended
Dec. 31, 2013
Stock Options 2012 Plan [Member]
Valuation assumptions:
Expected term (years)	3 years
Stock Options 2013 Plan [Member]
Valuation assumptions:
Expected term (years)	3 years
Imaging Taiwan [Member] | Stock Options 2012 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	43.29%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.87%
Imaging Taiwan [Member] | Stock Options 2013 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	39.50%
Expected term (years)	2 years 1 month 15 days
Risk-free interest rate	0.85%